Stock Warrants (Details) - USD ($)	Jul. 31, 2013	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Payments for Repurchase of Warrants	$ 50,000
Adjustments to Additional Paid in Capital, Warrant Repurchased	$ 350,000
US Department of Treasury Capital Purchase Program [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		137,966